Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 59,405,000
Previously Paid Amount	0.00
Total Fee Amount	8,203.83
Total Offset Amount	0.00
Net Fee	8,203.83
Narrative - Max Aggregate Offering Price	$ 59,405,000
Final Prospectus	true